Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Benign scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	5.40%	6.30%
Corporate BBB	1.90%	1.40%
Unemployment rates	4.30%	6.00%
Housing Price Index	10.00%	18.20%
Benign scenario [member] | Canada [member] | Subsequent 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.30%	5.50%
Corporate BBB	1.80%	1.70%
Unemployment rates	3.70%	4.90%
Housing Price Index	(2.30%)	10.20%
Benign scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.90%	7.10%
Corporate BBB	1.40%	0.90%
Unemployment rates	3.20%	4.20%
Housing Price Index	13.30%	14.60%
Benign scenario [member] | United States [member] | Subsequent 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.40%	4.00%
Corporate BBB	1.50%	1.10%
Unemployment rates	2.80%	3.20%
Housing Price Index	4.20%	6.70%
Base Scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.10%	4.00%
Corporate BBB	2.20%	1.80%
Unemployment rates	5.20%	6.60%
Housing Price Index	6.60%	15.10%
Base Scenario [member] | Canada [member] | Subsequent 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.70%	3.90%
Corporate BBB	2.10%	2.00%
Unemployment rates	5.50%	5.70%
Housing Price Index	(7.20%)	5.20%
Base Scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.70%	4.80%
Corporate BBB	1.70%	1.20%
Unemployment rates	3.70%	4.70%
Housing Price Index	11.00%	12.30%
Base Scenario [member] | United States [member] | Subsequent 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.10%	2.70%
Corporate BBB	1.90%	1.50%
Unemployment rates	4.20%	3.70%
Housing Price Index	1.30%	4.30%
Adverse scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.00%)	(2.70%)
Corporate BBB	3.70%	3.60%
Unemployment rates	7.90%	10.80%
Housing Price Index	(4.60%)	(6.40%)
Adverse scenario [member] | Canada [member] | Subsequent 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.10%)	(1.10%)
Corporate BBB	4.40%	4.40%
Unemployment rates	10.00%	12.70%
Housing Price Index	(18.00%)	(18.00%)
Adverse scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.80%)	(1.20%)
Corporate BBB	4.20%	4.20%
Unemployment rates	6.50%	8.50%
Housing Price Index	(6.30%)	(6.10%)
Adverse scenario [member] | United States [member] | Subsequent 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.10%)	(1.10%)
Corporate BBB	4.50%	4.50%
Unemployment rates	8.60%	11.00%
Housing Price Index	(15.50%)	(15.50%)